PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Financing charges capitalized on property, plant and equipment	$ 85	$ 65